TRANSACTION AND BUSINESS COMBINATION (Fair Values of the Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 12, 2019
Business Acquisition [Line Items]
Goodwill	$ 4,555	$ 4,555
Dynamo Creative
Business Acquisition [Line Items]
Cash and cash equivalents			$ 50
Accounts receivables			417
Other current assets			7
Property and equipment			17
Other non-current assets			39
Total tangible assets			530
Customer relationships			198
Goodwill			4,555
Total assets acquired			5,283
Less: Assumed liabilities			(283)
Net assets acquired			$ 5,000